Significant accounting policies	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Significant accounting policies

2.    Significant accounting policies

a.    Basis of preparation

The accounting policies set out below have been applied consistently to all periods presented in this financial information.

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as adopted by the European Union. This basis of preparation describes how the financial statements have been prepared in accordance with IFRS. The financial statements have been prepared under the historical cost convention. A summary of the more important Group accounting policies is set out below.

The preparation of financial statements in conformity with IFRS requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial information and the reported amounts of revenue and expenses during the period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates.

a. New and amended standards effective from January 1, 2018

IFRS 2, Share-based Payments (as amended) was adopted with an effective date of January 1, 2018. IFRS 2 related to the classification and measurement of share-based payment transactions. The amendments are intended to eliminate diversity in practice regarding (i) accounting for cash-settled share-based payment transactions that include a performance condition, (ii) share-based payments in which the manner of settlement is contingent on future events, (iii) share-based payments settled net of tax withholdings, and (iv) modification of share-based payment transactions from cash-settled to equity-settled. The adoption of this guidance did not have a material impact on the Group’s 2018 consolidated financial statements and any future impact would be primarily dependent on future modifications to share-base payment awards, if any.

IFRS 9, Financial Instruments (as revised in 2014) was adopted with an effective date of January 1, 2018. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements.  The adoption of this guidance did not have an impact on the Group’s 2018 consolidated financial statements and any future impact would be primarily dependent on future financial instrument transactions, if any.

IFRS 15, Revenue from Contracts with Customers was adopted with an effective date of January 1, 2018. IFRS 15 establishes a comprehensive guideline for determining when to recognize revenue and how much revenue to recognize. The Group currently has no revenues.  However, all applicable revenues generated by the Group prospectively will be accounted for in accordance with IFRS 15, or, where applicable, other relevant guidance.

On January 1, 2017, the Group adopted amendments to IAS 7, Disclosure Initiative. The amendments require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes. The Group believes that the disclosures contained herein adequately satisfy this requirement.

There are no other new standards and amendments that have been applied from January 1, 2018, which have had an impact on the Group’s financial statements.

New standards and interpretations effective after 2018

Certain new accounting standards and interpretations have been published that are not mandatory for the reporting periods covered by these consolidated financial statements and have not been early adopted by the Group.

The new standards potentially relevant to the Group are discussed below.

IFRS 16, Leases — Effective date — January 1, 2019 — IFRS 16 will replace IAS 17. It will eliminate the distinction between classification of leases as finance or operating leases for lessees. As of the issuance date of this Annual Report, the adoption of IFRS 16 did not have a significant impact on the Group’s net results or net assets and any future impact would be primarily dependent on future leasing transactions, if any.

Principles of consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances, and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

When the Group ceases to consolidate because of a loss of control, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture, or financial asset.

b.   Segment reporting

The chief operating decision-maker is considered to be the Board of Directors of Motif Bio plc. The chief operating decision-maker allocates resources and assesses performance of the business and other activities at the operating segment level. In addition, they review the IFRS consolidated financial statements.

The chief operating decision-maker has determined that Motif has one operating segment to support its strategy for the development and commercialization of pharmaceutical formulations. The Group maintains a presence and has some activities in the U.K.; however, the finance and most other management functions take place in the U.S.

c.   Foreign currency translation

(a)   Functional and Presentation Currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in United States Dollars (US $), which is Motif Bio plc’s functional and presentation currency.

(b)   Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in comprehensive loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Foreign exchange gains and losses are presented in the statement of comprehensive loss on a net basis within other income or other expenses.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

d.   Research and development costs

Expenditure on drug development activities is capitalized only if all of the following conditions are met:

•	it is probable that the asset will create future economic benefits;
•	the development costs can be measured reliably;
•	technical feasibility of completing the intangible asset can be demonstrated;
•	there is the intention to complete the asset and use or sell it;
•	there is the ability to use or sell the asset; and
•	adequate technical, financial, and other resources to complete the development and to use or sell the asset are available.

These conditions are generally met when a filing is made for regulatory approval for commercial production. Otherwise, costs on research activities are recognized as an expense in the period in which they are incurred.

At this time, the Group does not meet all conditions and therefore development costs are recorded as expense in the period in which the cost is incurred.

The Group’s preclinical studies and clinical trials have been performed utilizing third-party contract research organizations (“CROs”) and other vendors. For preclinical studies, the significant factors used in estimating accruals include the percentage of work completed to date and contract milestones achieved. For clinical trial expenses, the significant factors used in estimating accruals include the number of patients enrolled, duration of enrollment, percentage of work completed to date and contract milestones achieved. The Group monitors patient enrollment levels and related activities to the extent possible through internal reviews, correspondence and status meetings and review of contractual terms. Estimates are dependent on the timeliness and accuracy of data provided by the CROs and other vendors. In this event, the Group could record adjustments to research and development expenses in future periods when the actual activity levels become known.

e.   Intangible assets

Intangible assets acquired separately from a business are initially stated at cost, net of any amortization and any provision for impairment. Where a finite useful life of the acquired intangible asset cannot be determined, the asset is not subject to amortization but is tested for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

f.   Impairment of non-financial assets

Assets that have an indefinite useful life are not subject to amortization and are tested annually in the second half of each fiscal year for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

g.   Financial instruments—initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

a)   Financial assets, initial recognition and measurement

All financial assets, such as receivables and deposits, are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

The Group assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred “loss event”), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

b)   Financial liabilities, initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, and payables, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings and warrants classified as liabilities.

c)   Subsequent measurement

The measurement of financial liabilities depends on their classification. Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest method if the time value of money is significant.

h.   Financial assets and liabilities

Financial assets and financial liabilities are included in the Group’s balance sheet when the Group becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Non-derivative financial instruments

Cash and cash equivalents

Cash and cash equivalents include bank balances, demand deposits, and other short-term, highly liquid investments (with less than three months to maturity) that are readily convertible into a known amount of cash and are subject to an insignificant risk of fluctuations in value.

Financial liabilities and equity

The Group classifies an instrument, or its component parts, on initial recognition as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

An instrument is classified as a financial liability when it is either (i) a contractual obligation to deliver cash or another financial asset to another entity; or (ii) a contract that will or may be settled in the Group’s own equity instruments and is a non-derivative for which the Group is, or may be, obliged to deliver a variable number of the Group’s own equity instruments or a derivative that will, or may be, settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments.

Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

An equity instrument is defined as any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. An instrument is an equity instrument only if the issuer has an unconditional right to avoid settlement in cash or another financial asset.

Trade payables and accrued liabilities

Trade payables and accrued liabilities are obligations to pay for goods or services that have been acquired in the ordinary course of business from or rendered by suppliers. All are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables and accrued liabilities are initially measured at fair value, and, where applicable, are subsequently measured at amortized cost, using the effective interest rate method.

Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received. Direct issuance costs are processed as a deduction on equity.

Derivative financial instruments

The Group does not have a policy of engaging in speculative transactions, nor does it issue or hold financial instruments for trading purposes.

The Group has entered into various financing arrangements with its investors, including convertible loans. These convertible loans each include embedded financial derivative elements (being the right to acquire equity in the Group at a future date for a pre-determined price). Therefore, while the Group does not engage in speculative trading of derivative financial instruments, it may hold such instruments from time to time as part of its financing arrangements. The Group has also entered into financing arrangements that include the issuance of warrants. These warrants may be considered derivative financial instruments based on the terms of the agreements.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The resulting gain or loss is recognized in the consolidated statement of comprehensive loss, as the Group currently does not apply hedge accounting.

Impairment of financial assets

From January 1, 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.  An expected credit losses model replaces the incurred loss impairment model used in IAS 39.   The accounting policy applied under IAS 39 in previous accounting periods is described below.

The Group assessed at the end of each reporting period whether there was objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization, and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

For loans and receivables category, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in the consolidated statement of comprehensive loss. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the consolidated statement of comprehensive loss.

i.   Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency, or bankruptcy of the Company or the counterparty.

j.   Share-based payment transactions

The fair value of options and warrants granted to employees, directors, and consultants is recognized as an expense, with a corresponding increase in equity, over the period in which the option and warrant holders become unconditionally entitled to the options and warrants unless incremental and directly attributable to an equity transaction in which case it is deducted from equity. The fair value of the options and warrants granted is measured using an option valuation model, taking into account the terms and conditions upon which the options were granted.

k.   Financial income and expenses

Financial income comprises interest receivable on funds invested. Financial expenses comprise interest payable.

Interest income and interest payable are recognized in the consolidated statement of comprehensive loss as they accrue, using the effective interest method.

l.   Taxation

Tax on the profit or loss for the year comprises current and deferred tax. Tax is recognized in the consolidated statement of comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at the balance sheet date and any adjustment to tax payable in respect of previous years.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination; and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized.

m.   Earnings per share

The Company presents basic and diluted earnings per share (EPS) data for its shares. Basic EPS is calculated by dividing the profit or loss attributable to shares of the Company by the weighted average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential shares, which comprise share options and warrants granted to employees and non-employees. Refer to Note 8 for calculation of EPS for all periods presented.

n.   Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

o.   Equity

The Company classifies an instrument, or its component parts, on initial recognition as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

An instrument is classified as a financial liability when it is either (i) a contractual obligation to deliver cash or another financial asset to another entity; or (ii) a contract that will, or may be, settled in the Company’s own equity instruments and is a non-derivative for which the Company is, or may be, obliged to deliver a variable number of the Company’s own equity instruments or a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments.

Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

An equity instrument is defined as any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. An instrument is an equity instrument only if the issuer has an unconditional right to avoid settlement in cash or another financial asset.

Ordinary Shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the proceeds

p.   Critical accounting estimates and judgments

In preparing the financial information, the Directors make judgments on how to apply the Group’s accounting policies and make estimates about the future. The critical judgments that have been made in arriving at the amounts recognized in the financial information and the key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the next financial year, are discussed below:

Acquisition and valuation of the iclaprim assets

The directors, on assessing if the acquisition of the Nuprim iclaprim assets was of a business or of a group of assets, considered:

•	the identified elements of the acquired group;
•	the capability of the acquired group to produce outputs; and
•	the impact that any missing elements have on a market participant’s ability to produce outputs with the acquired group.

As the acquired group was not accompanied by any associated processes and because the acquired assets do not have planned principal activities, or a plan to produce outputs, the Directors considered the acquisition to be of a group of assets, not a business.

The Directors use their judgment to identify the separate intangible assets and then determine a fair value for each based upon the consideration paid, the nature of the asset, industry statistics, future potential, and other relevant factors. Asset acquisitions are measured based on their cost to the acquiring entity, which generally includes transaction costs. An asset’s acquisition cost or the consideration transferred by the acquiring entity is assumed to be equal to the fair value of the net assets acquired, unless contrary evidence exists. These fair values are tested for impairment annually.

Research and development expenditures

Research and development expenditures are currently not capitalized because the criteria for capitalization are not met. At each balance sheet date, the Group estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although the Group does not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

Share based payments and fair value of warrants

The Directors have to make judgments when deciding on the variables to apply in arriving at an appropriate valuation of share based compensation and warrants, including appropriate factors for volatility, risk free interest rate, and applicable future performance conditions and exercise patterns.